Other Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Other Accrued Liabilities [Abstract]
Other Accrued Liabilities

16. OTHER ACCRUED LIABILITES

	As of December 31, (in thousands)
	2010 (As restated)	2011
Consideration payable for business acquisitions	$2,000	$13,531
Accrued transaction costs for acquisition of the 17173 Business	—	1,741
Accrued liabilities to suppliers	550	190
Customer deposits	3,472	—
Others	2,136	1,394

Total	$8,158	$16,856